Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Summary of Company's Current Debt Portfolio

The following table illustrates our debt portfolio as of March 31, 2014 and December 31, 2013:

	March 31, 2014	December 31, 2013
	(Dollars in Thousands)
6.75% Senior Notes, due July 2022	$360,000	$—
7.50% Senior Notes, due August 2020	225,000	225,000
9.125% Senior Notes, due April 2018	8,875	428,781
Term Note, due December 2017	37,500	—

Total debt	631,375	653,781

Less current portion	18,801	25,000

Total long-term debt	$612,574	$628,781

The following table illustrates the Company’s current debt portfolio as of December 31, 2013 and December 31, 2012:

	December 31,
	2013	2012
	(Dollars in Thousands)
7.50% Senior Notes, due August 2020	$225,000	$—
9.125% Senior Notes, due April 2018	428,781	429,205
Term Note — Effective interest rate of 3.21 percent at December 31, 2012	—	50,000

Total debt	653,781	479,205
Less current portion	25,000	10,000

Total long-term debt	$628,781	$469,205